Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share premium	Capital reserve from share-based payment transactions	Warrants exercisable into shares	Treasury shares	Accumulated other comprehensive income (loss)	Accumulated deficit	Total	Non-controlling Interests	Total
Balance at Dec. 31, 2014	$ 1,373	$ 72,534	$ 4,317	$ 2,633	$ (970)	$ 389	$ (72,723)	$ 7,553	$ 419	$ 7,972
Net loss							(6,243)	(6,243)	(266)	(6,509)
Remeasurement gain (loss) from defined benefit plans						(99)		(99)		(99)
Adjustment arising from translating financial statements from functional currency to presentation currency						(58)		(58)		(58)
Total comprehensive loss						(157)	(6,243)	(6,400)	(266)	(6,666)
Issuance of share capital and warrants, net of issue expenses	407	7,330	460	4,314				12,511		12,511
Share-based payments			87					87	22	109
Balance at Dec. 31, 2015	1,780	79,864	4,864	6,947	(970)	232	(78,966)	13,751	175	13,926
Net loss							(8,257)	(8,257)	(136)	(8,393)
Remeasurement gain (loss) from defined benefit plans						140	(140)
Adjustment arising from translating financial statements from functional currency to presentation currency						119		119		119
Total comprehensive loss						259	(8,397)	(8,138)	(136)	(8,274)
Share-based payments	3		303					306	3	309
Balance at Dec. 31, 2016	1,783	79,864	5,167	6,947	(970)	491	(87,363)	5,919	42	5,961
Net loss							(6,339)	(6,339)	(94)	(6,433)
Adjustment arising from translating financial statements from functional currency to presentation currency						636		636		636
Total comprehensive loss						636	(6,339)	(5,703)	(94)	(5,797)
Issuance of share capital and warrants, net of issue expenses	330	1,993	188	1,868				4,379		4,379
Issuance of share capital	10	85						95		95
Proceeds from sale of subsidiary in previously consolidated subsidiaries		(838)			970			132	52	184
Share-based payments			192					192		192
Balance at Dec. 31, 2017	$ 2,123	$ 81,104	$ 5,547	$ 8,815		$ 1,127	$ (93,702)	$ 5,014		$ 5,014